Document and Entity Information	Mar. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2016
Registrant Name	UBS MANAGED MUNICIPAL TRUST
Central Index Key	0000739243
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Prospectus:
Trading Symbol	RCAXX
UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Prospectus:
Trading Symbol	RNYXX